Summary of Significant Accounting Policies - Schedule of Company’s Revenue by Revenue Categories (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	$ 7,808,860	$ 6,072,681	$ 8,811,646	$ 13,353,013
New Construction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	4,204,197	3,269,459	7,600,302	7,675,725
Reconstruction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	2,271,256	1,766,277	180,203	1,599,688
A&A [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	1,273,762	990,561	999,031	3,628,036
Other General Contracting Services [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	$ 59,645	$ 46,384	$ 32,110	$ 449,564